              As filed with the Securities and Exchange Commission
                                on June 29, 2004
                      Registration No. 333-89661; 811-09645
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             -----------------------

                                   FORM N-1A*

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                         Post-Effective Amendment No. 34                     [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                Amendment No. 35                             [X]

                        (Check appropriate box or boxes)

                             -----------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                 With copies to:
         Marco E. Adelfio, Esq.                Burton M. Leibert, Esq.
         Steven G. Cravath, Esq.               Willkie Farr & Gallagher
         Morrison & Foerster LLP               787 Seventh Avenue
         2000 Pennsylvania Ave., N.W.          New York, New York 10019
         Suite 5500
         Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

     [ ] Immediately upon filing pursuant       [ ] on (date) pursuant
         to Rule 485(b), or                         to Rule 485(b), or
     [X] 60 days after filing pursuant          [ ] on (date) pursuant
         to Rule 485(a),* or                        to Rule 485(a).
     [ ] 75 days after filing pursuant to       [ ] on (date) pursuant to
         paragraph (a)(2)                           paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The Registrant has requested acceleration of effectiveness of this Post-Effective Amendment to July 14, 2004 or as soon thereafter as possible.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 34 to the Registration Statement of Nations Funds Trust (the "Trust") in order to make certain changes to the principal investment strategies of Nations Asset Allocation Fund. With the exception of the portion of Part A included in this filing, Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment Nos. 33, filed September 3, 2003 and 32, filed July 31, 2003. Please note that pursuant to Rule 461(a) under the Securities Act of 1933, the Registrant is requesting that the effective date of this Registrations Statement be accelerated to July 14, 2004, or as soon thereafter as possible.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                           Prospectus
--------                                           ----------

1.   Front and Back Cover Pages .................. Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks
     and Performance.............................. About the Funds

3.   Risk/Return Summary: Fee Table............... About the Funds

4.   Investment Objectives, Principal
     Investment Strategies, and Related Risks..... About the Funds; Other
                                                   Important Information

5.   Management, Organization, and
     Capital Structure............................ How the Funds Are Managed;
                                                   About Your Investment:
                                                   Information for Investors

6.   Shareholder Information...................... About Your Investment:
                                                   Information for Investors

7.   Distribution Arrangements.................... About Your Investment:
                                                   Information for Investors

8.   Financial Highlights Information............. About Your Investment:
                                                   Financial Highlights

Part B                                             Statement of Additiona
Item No.                                           Information
--------                                           ----------------------

9.    Cover Page and Table of Contents............ Cover Page and Table of
                                                   Contents

10.   Fund History................................ History of the Trust

11.   Description of the Fund and Its
      Investments and Risks....................... Description of the Funds
                                                   Investments and Risks

12.   Management of the Fund...................... Management of the Trust

13.   Control Persons and Principal
      Holders of Securities....................... Control Persons and Principal
                                                   Holders of Securities

14.   Investment Advisory and Other Services...... Investment Advisory and Other
                                                   Services

15.   Brokerage Allocation and Other Practices.... Brokerage Allocation and
                                                   Other Practices

16.   Capital Stock and Other
      Securities.................................. Capital Stock

17.   Purchase, Redemption and Pricing
      of Shares................................... Purchase, Redemption and
                                                   Pricing of Shares

18.   Taxation of the Fund........................ Information Concerning
                                                   Taxes

19.   Underwriters................................ Underwriter Compensation
                                                   and Payments

20.   Calculation of Performance Data............. Fund Performance

21.   Financial Statements........................ Independent Accountant and
                                                   Reports


Part C
Item No.                                           Other Information
--------                                           -----------------

                                                   Information required to be
                                                   included in Part C is set
                                                   forth under the appropriate
                                                   Item, so numbered, in Part C
                                                   of this Document

NATIONS ASSET ALLOCATION FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS FUND'S ADVISER. BACAP'S QUANTITATIVE STRATEGIES GROUP MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE FUND. BACAP'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS OF THE FUND.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 152.

WHAT IS AN ASSET ALLOCATION FUND?

THIS ASSET ALLOCATION FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

ASSET ALLOCATION FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The team uses asset allocation and active security selection as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

The equity securities the Fund invests in are primarily common stocks of medium and large-sized companies whose market capitalizations typically are at least $1 billion and that are believed to have potential for long-term growth.

In selecting investments for the equity portion of the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment generally selected from the universe of companies included in the Russell 1000 Index. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The fixed income securities the Fund invests in are primarily investment grade bonds and notes. The Fund may invest up to 10% of its total assets in high yield debt securities which are often referred to as "junk bonds". The Fund normally invests at least 25% of its assets in senior securities. The Fund may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team may sell a security when the Fund's asset allocation changes, if there is a deterioration in the issuer's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may try to sell shares of a security with the highest cost for tax purposes first, before selling other shares of the same security. The team will only use this strategy when it is in the best interest of the Fund to do so and may sell other shares when appropriate

While the Fund may try to manage capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Asset Allocation Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - MORTGAGE-RELATED RISK -- The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      - ASSET-BACKED SECURITIES RISK -- Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

      - INVESTMENT IN OTHER NATIONS FUNDS -- The Fund may pursue its high yield securities strategy by investing in High Yield Portfolio rather than directly in high yield securities. High Yield Portfolio is a registered investment company in the Nations Funds Family whose interests are offered by private placements only. BACAP and its affiliates may be entitled to reimbursement for certain expenses from High Yield Portfolio in addition to the fees which they are entitled to receive from Nations Asset Allocation Fund for services provided directly. The Fund may also pursue its fixed income securities strategy by investing in Nations Bond Fund. BACAP and its affiliates are entitled to receive fees from Nations Bond Fund for providing advisory and other services, in addition to the fees which they are entitled to receive from Nations Asset Allocation Fund for services provided directly. BACAP and its affiliates may waive fees which they are entitled to receive from either High Yield Portfolio or Nations Bond Fund.

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(a)                    Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2) Amended and Restated Declaration of Trust dated February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
---------------------- ---------------------------------------------------------
(b)                    Bylaws:
                       Not Applicable
---------------------- ---------------------------------------------------------
(c)                    Instruments Defining Rights of Securities Holders:

                       Not Applicable
---------------------- ---------------------------------------------------------
(d)                    Investment Advisory Contracts:
(d)(1) Investment Advisory Agreement between Banc of America Capital Management, LLC ("BACAP") and Nations Funds Trust ("Registrant") dated January 1, 2003, Schedule I amended January 23, 2004, to be filed by amendment.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(d)(2) BACAP Assumption Agreement on behalf of the LifeGoal Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed
                       June 18, 2003.
(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed June 18, 2003.
(d)(4) BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed June 18, 2003.
(d)(5) Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, LLC ("Brandes") and the Registrant dated January 1, 2003, Schedule I amended July 18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.
---------------------- ---------------------------------------------------------
(e)                    Underwriting Contract:
(e)(1) Distribution Agreement with BACAP Distributors, LLC ("BACAP Distributors") dated January 1, 2003, Schedule I amended January 23, 2004, to be filed by amendment.
---------------------- ---------------------------------------------------------
(f)                    Bonus or Profit Sharing Contracts:
(f)(1) Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, to be filed by amendment.
---------------------- ---------------------------------------------------------
(g)                    Custodian Agreements:
(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated July 2, 2001, Schedule I amended January 23, 2004, to be filed by amendment.

(g)(2) Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(h)                    Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and BACAP Distributors dated January 1, 2003, Schedule A amended January 23, 2004, Schedule B amended January 1, 2004, to be filed by amendment.
(h)(2) Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors dated January 1, 2003, Schedule I amended January 23, 2004, to be filed by amendment.
(h)(3)                 Shareholder Servicing Plan relating to Investor A Shares,
                       Exhibit I amended May 10, 2002, to be filed by amendment.
(h)(4)                 Shareholder Servicing Plan relating to Investor B Shares,
                       Exhibit I amended January 23, 2004, to be filed by amendment.
(h)(5)                 Shareholder Servicing Plan relating to Investor C Shares,
                       Exhibit I amended January 23, 2004, to be filed by amendment.
(h)(6) Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(7) Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(8) Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(9) Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended January 1, 2004, to be filed by amendment.
(h)(10) Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(11)                Shareholder Servicing Plan relating to Marsico Shares,
                       Exhibit I amended May 10, 2002, to be filed by amendment.
(h)(12) Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(h)(13) Shareholder Administration Plan relating to Investor A Shares, Exhibit I amended May 10, 2002, to be filed by amendment.
(h)(14) Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(15) Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(16) Shareholder Administration Plan relating to Marsico Shares, Exhibit I amended May 10, 2002, to be filed by amendment.
(h)(17) Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
(h)(18)                Transfer Agency and Services Agreement between PFPC Inc.
                       (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G amended March 31, 2004, to be filed by amendment.
(h)(19) Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
(h)(20) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
(h)(21) Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. ("Bank of America") dated September 11, 1995, Schedule A amended January 23, 2004, to be filed by amendment.
(h)(22) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.
(h)(23) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(h)(24) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix amended January 23, 2004, to be filed by amendment.
(h)(25) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- ---------------------------------------------------------
(i)                    Legal Opinion

(i)(1)                 Opinion of Morrison & Foerster LLP - to be filed by
                       amendment.
---------------------- ---------------------------------------------------------
(j)                    Other Opinions

(j)(1)                 Opinion of PricewaterhouseCoopers, LLP - to be filed by
                       amendment.
---------------------- ---------------------------------------------------------
(k)                    Omitted Financial Statements

                       Not Applicable
---------------------- ---------------------------------------------------------
(l)                    Initial Capital Agreements:
(l)(1) Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
---------------------- ---------------------------------------------------------
(m)                    Rule 12b-1 Plans:
(m)(1) Shareholder Administration Plan relating to Primary B Shares, Exhibit A amended August 1, 2003, incorporated by reference to Post-Effective Amendment No. 33, filed September 3, 2003.
(m)(2) Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended January 23, 2004, to be filed by amendment.
(m)(3) Form of Shareholder Servicing and Distribution Plan relating to Investor R Shares, dated September [ ], 2003, incorporated by reference to Post-Effective Amendment No. 31, filed July 3, 2003.
(m)(4 ) Distribution Plan relating to Investor A Shares, Exhibit A amended October 8, 2002, to be filed by amendment.
(m)(5) Distribution Plan relating to Investor B Shares, Exhibit A amended January 23, 2004, to be filed by amendment.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(m)(6) Distribution Plan relating to Investor C Shares, Exhibit A amended January 23, 2004, to be filed by amendment.
(m)(7) Distribution Plan relating to Daily Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.
(m)(8) Distribution Plan relating to Investor Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.
(m)(9) Distribution Plan relating to Liquidity Class Shares, Exhibit A amended January 1, 2004, to be filed by amendment.
(m)(10) Distribution Plan relating to Market Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.
(m)(11) Distribution Plan relating to Service Class Shares, Exhibit A amended January 1, 2004, to be filed by amendment.
---------------------- ---------------------------------------------------------
(n)                    Financial Data Schedule:

                       Not Applicable.
---------------------- ---------------------------------------------------------
(o)                    Rule 18f-3 Plan:
(o)(1) Rule 18f-3 Multi-Class Plan, last amended January 23, 2004, to be filed by amendment.
---------------------- ---------------------------------------------------------
(p)                    Codes of Ethics:
(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed
                       July 31, 2002.
(p)(2) BACAP and BACAP Distributors Code of Ethics, to be filed by amendment.
(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

---------------------- ---------------------------------------------------------
EXHIBIT LETTER           DESCRIPTION
---------------------- ---------------------------------------------------------
(q)(1)                 Powers of Attorney for Edmund L. Benson, Charles B.
                       Walker, Thomas S. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers,
                       Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment
                       No. 29, filed April 21, 2003.
(q)(2) Power of Attorney for Minor Mickel Shaw, incorporated by reference to Post-Effective Amendment No. 30, filed
                       June 18, 2003.
(q)(3)                 Power of Attorney for Keith Banks, filed herewith.
---------------------- ---------------------------------------------------------

ITEM 23. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 24. INDEMNIFICATION

         Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

         1. Administration Agreement with BACAP Distributors;

         2. Sub-Administration Agreement with BNY and BACAP Distributors;

         3. Distribution Agreement with BACAP Distributors;

         4. Custody Agreement with BNY;

         5. Custody Agreement with Bank of America, N.A.;

         6. Transfer Agency and Services Agreement with PFPC; and

         7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes, the investment sub-adviser to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or other subsidiaries of Bank of America Corporation.

         (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

ITEM 26. PRINCIPAL UNDERWRITERS

         (a) BACAP Distributors, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and placement agent for Nations Master Investment Trust both of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

         (c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

         (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

         (3) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (4) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

         (5) BNY, 100 Church Street, 10th Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).


ITEM 28. MANAGEMENT SERVICES

         Not Applicable

ITEM 29. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 29th day of June, 2004.

                                      NATIONS FUNDS TRUST

                                      By:                 *
                                          -------------------------------------
                                                       Keith Banks
                                          President and Chief Executive Officer

                                      By: /s/ Robert B. Carroll
                                          ------------------------
                                                 Robert B. Carroll
                                                 *Attorney-in-Fact


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                               DATE
          ----------                                    -----                               ----

                *                                     Chairman                         June 29, 2004
----------------------------------            of the Board of Trustees
(William P. Carmichael)

                *                              Chief Financial Officer                 June 29, 2004
----------------------------------            (Principal Financial and
(Gerald Murphy)                                   Accounting Officer)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         June 29, 2004
----------------------------------
(William H. Grigg)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Carl E. Mundy, Jr.)

               *                                       Trustee                         June 29, 2004
---------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Minor Mickel Shaw)

                *                                      Trustee                         June 29, 2004
----------------------------------
(James B. Sommers)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         June 29, 2004
----------------------------------
(Thomas S. Word)


/s/ Robert B. Carroll
Robert B. Carroll
*Attorney-in-Fact


                                  EXHIBIT INDEX

                               NATIONS FUNDS TRUST

                               FILE NO. 333-89661



Exhibit No.                                    Description
-----------                                    -----------

(1)                                            Power of Attorney for Keith Banks